Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Composition of income tax expense (benefit)

(in thousands)	2012	2011	2010
Current:
Federal	$651	$374	$(837)
State	156	(214)	80

Total current	807	160	(757)

Deferred:
Federal	(197)	386	(2,091)
State	(64)	45	(239)

Total deferred	(261)	431	(2,330)

Total income tax expense (benefit)	$546	$591	$(3,087)

Applicable income tax (benefit) expense for financial reporting purposes

	2012		2011		2010
(in thousands)	Amount	%	Amount	%	Amount	%
Income (loss) before provision for income tax expense (benefit)	$3,368		$3,448		$(6,639)

Tax at statutory Federal income tax rate	$1,145	34.00%	$1,172	34.00%	$(2,257)	34.00%
Tax-exempt income	(380)	(11.27)	(404)	(11.72)	(445)	6.70
State income tax, net of Federal tax benefit	61	1.81	(111)	(3.23)	(105)	1.58
Release of prior year over accrual	(371)	(11.01)	0	0.00	0	0.00
Other, net	91	2.70	(66)	(1.91)	(280)	4.22

Provision for income tax expense (benefit)	$546	16.23%	$591	17.14%	$(3,087)	46.50%

Components of deferred tax assets and deferred tax liabilities

(in thousands)	2012	2011
Deferred tax assets:
Allowance for loan losses	$5,640	$5,248
Impairment of other real estate owned	2,774	2,734
Goodwill	2,483	2,831
Deferred taxes on pension	997	1,380
Nonaccrual loan interest	940	1,033
Core deposit intangible	904	883
Pension	450	276
Deferred compensation	36	27
Other	449	549

Total deferred tax assets	$14,673	$14,961

Deferred tax liabilities:
Available-for-sale securities	$2,088	$2,177
Premises and equipment	958	960
Mortgage servicing rights	908	791
Assets held for sale	110	109
FHLB stock dividend	100	100
Other	1	2

Total deferred tax liabilities	4,165	4,139

Net deferred tax asset	$10,508	$10,822

Reconciliation of the beginning and ending amount of the unrecognized tax benefits

	2012	2011	2010
Unrecognized tax benefits as of January 1,	$0	$340,351	$562,076
Gross amounts of the increases and decreases in unrecognized tax benefits as a result of tax positions taken during prior years	0	0	0
Gross amounts of the increases and decreases in unrecognized tax benefits as a result of tax positions taken during year	0	0	0
The amount of decreases in unrecognized tax benefits relating to settlements with taxing authorities	0	0	0
Reductions to unrecognized benefits as a result of a lapse of the applicable statute of limitations	0	(340,351)	(221,725)

Unrecognized tax benefits as of December 31,	$0	$0	$340,351